Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Business

Megan Holdings Limited (the “Company”) is a holding company incorporated on December 7, 2022, under the laws of the Cayman Islands. The Company has no substantial operations other than as an investment holding of the entire share capital of Megan Mezanin Sdn Bhd (“MMSB”), a Malaysia company incorporated on February 13, 2020 and an investment holding of 99.99% in Megan Technologies Sdn. Bhd. (“MTSB”), a Malaysia company incorporated on 18 March 2024.

The Company, through its wholly-owned subsidiaries, MMSB, provides development, construction and maintenance of aquaculture and agriculture farms and related works, and its partially-owned subsidiaries, MTSB, to supply and installation of smart industrial technologies and solutions. Currently, the Company’s main revenue segment is generated from upgrading works carried out for the Company’s customers’ existing aquaculture farms, known as Umas Farm and Wakuba Farm, both located in Tawau, Sabah, Malaysia. The Company also undertake maintenance works for the Company’s customers’ farms, on an ad-hoc basis. To supplement the services to the Company’s customers, the Company are also able to assist customers to source for industrial supplies and provide rental of machinery to them.

Organization and reorganization

The Company was incorporated under the laws of the Cayman Islands as a limited company on December 7, 2022 and as a holding company. As at the date of its incorporation, the authorized share capital of the Company was USD 50,000 divided into 500,000,000 ordinary shares with a par value of USD 0.0001 each. The Company allotted and issued one ordinary share to Mr. Hoo Wei Sern (“Mr. Hoo”), the sole shareholder of MMSB. On the other hand, the authorized share capital of MMSB was 250,000 ordinary shares which were issued and outstanding, wholly-owned by Mr. Hoo, before the Group Reorganization (defined below).

Pursuant to a Group Reorganization, to rationalize the structure of the Company and its subsidiaries (collectively, the “Group”) in preparation for the listing of the Company’s ordinary shares, the Company became the holding company of the Group on 31 July, 2024, which involved (i) the incorporation of the Company on December 7, 2022 and allotment of one ordinary share to Mr. Hoo, the sole shareholder of MMSB at par value of USD 0.0001. On May 15, 2023, Mr. Hoo completed the transfer of the one ordinary share to Star Sprite Limited, a company which is wholly owned by Mr. Hoo, for the total consideration of US$0.0001; (ii) the sale of an aggregate 69,250 ordinary shares, representing a total 27.5% of equity interest of MMSB, in MMSB by Mr. Hoo to several third parties, with less than 5% shareholdings in MMSB each, through several share sale and purchase agreements (“Share Sale Transaction”) dated July 7, 2023, at an aggregate consideration of MYR 1,295,000 (equivalents to USD 294,305) and the Share Sale Transaction was completed on August 1, 2023; (iii) the allotment and issuance of 14,999,999 ordinary shares of the Company to shareholders of MMSB by the Company for the transfer of the entire equity interest in MMSB, by shareholders of MMSB, to the Company on July 31, 2024. After the Group Reorganization as of July 31, 2024, Mr. Hoo is deemed holding 72.3% of equity interest in the Company. The Company, together with its wholly-owned subsidiaries, are effectively controlled by the same Controlling Shareholder, Mr. Hoo, i.e., ultimately held as to 100% and 72.3% by the Controlling Shareholder before and after the Group Reorganization, respectively, and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current Group structure had been in existence throughout the three-year period ended December 31, 2025, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of December 31, 2023, 2024 and 2025 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

		Percentage of effective ownership December 31,				Principal
Name	Background	2023	2024	2025	Ownership	Activities
Megan Holdings Limited (“MHL”)	– A Cayman Islands company – Incorporated on December 7, 2022 – Issued share capital of USD 0.0001	N/A	N/A	N/A	The listing entity	Investment holding

Megan Mezanin Sdn Bhd (“MMSB”)	– A Malaysian company – Incorporated on February 13, 2020 – Issued share capital of MYR 250,000	100%	100%	100%	Wholly-owned by MHL	Development, construction and maintenance of aquaculture and agriculture farms and related works

Megan Technologies Sdn Bhd (“MTSB’)	– A Malaysian company – Incorporated on March 18, 2024 – Issued share capital of MYR 200,000	Nil	99.99%	99.99%	Partial-owned by MMSB	Supply and installation of Smart Industrial Technologies and Solutions